Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenues
Revenues	$ 5,797,629	$ 1,699,886
Cost of revenues	4,852,631	1,519,941
Gross profit	944,998	179,945
Operating expenses
General and administrative expenses	4,329,730	3,044,851
Total operating expenses	4,329,730	3,044,851
Income (Loss) from Operations	(3,384,732)	(2,864,906)
Other income (expenses)
Interest expenses	(219,202)	(60,862)
Amortization of debt discount	(777,964)	(76,230)
Change in derivative liabilities	(107,574)	(147,495)
Impairment loss	(605,488)
Settlement loss	(1,041,445)
Other income	300	17,733
Total other income (expenses)	(2,751,373)	(266,854)
Net (Loss) from continuing operations	(6,136,105)	(3,131,760)
Discontinued operations:
Loss from discontinued operations	(1,203,785)	(80,488)
Total discontinued operations	(1,203,785)	(80,488)
Net loss	$ (7,339,890)	$ (3,212,248)
Basic and diluted income (loss) per share
Continuing operations	$ (0.17)	$ (0.12)
Discontinued operations	$ (0.03)	$ 0.00
Weighted average number of shares outstanding
Basic and diluted	35,456,109	25,622,733